Shareholder Report, Line Graph (Details) - USD ($)											1 Months Ended						2 Months Ended					3 Months Ended			4 Months Ended			5 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 12, 2026	May 31, 2026	May 28, 2026	Mar. 31, 2026	Mar. 23, 2026	Feb. 28, 2026	Feb. 18, 2026	Jan. 31, 2026	Jan. 26, 2026	Jul. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jul. 31, 2026	Jul. 31, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Jul. 31, 2026	Jun. 30, 2026	May 31, 2026	Jul. 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Jul. 31, 2026
C000270834 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																															Tradr 2X Long AAOI Daily ETF (AAOX)
Accumulated Value					$ 7,180	$ 10,000								$ 23,044					$ 18,192			$ 12,688			$ 4,160
C000270838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																															Tradr 2X Long LEU Daily ETF (LEUX)
Accumulated Value							$ 9,532	$ 10,000							$ 6,652					$ 9,100			$ 6,448			$ 4,964		$ 5,144
C000270839 [Member]
Account Value [Line Items]
Accumulated Value									$ 13,696	$ 10,000						$ 41,088					$ 35,220			$ 53,916			$ 44,964		$ 41,484	$ 25,536
C000270846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																															Tradr 2X Long SNDK Daily ETF (SNXX)
Accumulated Value									14,776	10,000						16,260					14,604			40,252			88,448		135,168	30,016
C000270854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																															Tradr 2X Long COHR Daily ETF (COHX)
Accumulated Value							13,156	10,000							10,056					17,372			21,124			22,500		8,984
C000274738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																															Tradr 2X Long SpaceX Daily ETF (SPCM)
Accumulated Value		$ 10,000											$ 10,356				$ 3,992
C000274739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																															Tradr 2X Short SpaceX Daily ETF (SPCG)
Accumulated Value		10,000											6,884				15,636
C000274744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																															Tradr 2X Long QNT Daily ETF (QNTU)
Accumulated Value	$ 10,000										$ 3,616
C000275979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																															Tradr 2X Long CBRS Daily ETF (CBRX)
Accumulated Value			$ 9,536	$ 10,000								$ 6,832						$ 4,748
C000275980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																															Tradr 2X Short CBRS Daily ETF (CBRZ)
Accumulated Value			10,460	10,000								6,868						5,220
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																															S&P 500 Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,022	$ 10,000	$ 9,922	$ 10,000	$ 10,000	$ 10,000	$ 9,985	$ 10,000	$ 9,994	$ 9,927	$ 10,097	$ 10,963	$ 9,502	$ 9,909	$ 10,090	$ 9,921	$ 11,540	$ 10,499	$ 9,415	$ 11,430	$ 11,052	$ 10,403	$ 11,423	$ 10,947	$ 10,951	$ 10,940	$ 10,847	$ 10,840